INCOME TAXES	12 Months Ended
Dec. 28, 2025
INCOME TAXES
INCOME TAXES

NOTE 6 – INCOME TAXES

The Company accounts for income taxes in accordance with ASC 740, Income Taxes, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as for net operating loss (“NOL”) and tax credit carryforwards.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which temporary differences are anticipated to be reversed. The effect of changes in tax laws or rates is recognized in income in the period of enactment.

Deferred Tax Assets and Valuation Allowance

As of December 28, 2025, the Company had gross deferred tax assets of approximately $1,303,000, primarily attributable to federal and state net operating loss carryforwards, stock-based compensation, and impairment-related temporary differences. Management evaluates the realizability of deferred tax assets quarterly, considering all available positive and negative evidence, including historical operating results, cumulative losses, projected future taxable income, the scheduled reversal of deferred tax liabilities, and tax planning strategies. If sufficient positive evidence becomes available to support the realization of deferred tax assets, the valuation allowance may be reduced or reversed in a future period. As of December 28, 2025, the Company recorded a valuation allowance of $933,000 (December 29, 2024 – $616,000). After consideration of deferred tax liabilities, the Company had no net deferred tax asset recorded on the balance sheet on December 28, 2025, and December 29, 2024.

Net Operating Loss Carryforwards

As of December 28, 2025, the Company had federal net operating loss carryforwards of approximately $2.8 million and state net operating loss carryforwards of approximately $3.0 million.

Federal NOLs generated after 2017 may be carried forward indefinitely but are generally limited to 80% of taxable income in any future year. Certain state NOLs begin to expire in 2037, while others may be carried forward indefinitely, subject to applicable state limitations.

If ownership changes occur, the Company’s ability to utilize its NOL carryforwards may be limited under Internal Revenue Code Section 382.

Components of Deferred Tax Assets and Liabilities

The tax effects of temporary differences and carryforwards are as follows:

	2025	2024
Deferred tax assets:
Net operating loss carryforward	$700,000	$813,000
Stock-based compensation	157,000	127,000
Impairments	179,000	-
Equity method losses	261,000	144,000
Other	6,000	-
Total deferred tax assets	1,303,000	1,084,000
Less: valuation allowance	(990,000)	(616,000)
Total deferred tax assets, net	313,000	468,000
Deferred tax liabilities:
Property and equipment tax depreciation difference	(278,000)	(430,000)
Unrealized (gain) on short-term investments	(10,000)	(21,000)
Goodwill	(25,000)	(17,000)
Total deferred tax liabilities	(313,000)	(468,000)
Net deferred tax asset	$-	$-

The following table summarizes the components of the provision for income taxes:

	2025	2024
Current income tax expense	$-	$-
Deferred income tax (benefit) expense	374,000	(410,000)
Change in valuation allowance	(374,000)	616,000
Total income tax expense	$-	$(206,000)

Total income tax expense for the years ended December 28, 2025, and December 29, 2024, differed from the amounts computed by applying the U.S. Federal statutory tax rate of 21% to pre-tax income as follows:

	2025		2024
	Amount	%	Amount	%
U.S. federal statutory income tax rate	$(145,000)	(21.0)	$(442,000)	(21.0)
State income tax benefit, net of federal tax benefit	(26,000)	(3.7)	(63,000)	(2.9)
Equity method investment loss	-	-	87,000	4.2
Adjustments to deferred tax assets related to prior periods	(196,000)	(28.5)	-	-
Other	(7,000)	(1.1)	(8,000)	0.1
Change in valuation allowance	374,000	54.3	616,000	26.6
Change in unrecognized benefit	-	-	-	-
Tax credits	-	-	-	-
Income tax expense	$-	0.0	$206,000	8.9

There is no current income tax expense for the United States, foreign or state jurisdictions for fiscal 2025, In addition, no cash was paid for income taxes during the 2025 or 2024 fiscal years.

Accounting Standards require that deferred tax assets and liabilities, along with any related valuation allowance, be classified as a noncurrent item on the balance sheet.

The Company had no accrued interest or penalties relating to income tax obligations and is not currently subject to any federal or state income tax examinations. The Company has not had any federal or state income tax examinations since its inception. The Company’s federal and state income tax returns remain subject to examination by tax authorities for the three most recent tax years. With few exceptions, the Company is no longer subject to U.S. Federal and state income tax examinations by tax authorities for years before 2022.